Share-Based Compensation (Details) - Schedule of fair value weighted-average assumptions	6 Months Ended
Jun. 30, 2022 $ / shares
Schedule Of Fair Value Weighted Average Assumptions Abstract
Stock price	$ 22.67
Volatility	49.00%
Risk-free interest rate	2.60%
Grant date fair value per target ATSR PSU	$ 28.53